UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07090

Name of Fund: The BlackRock California Insured Municipal 2008 Term Trust, Inc. (BFC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock California Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road,
            Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock California Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 76.4%	Alameda County, California, COP, Refunding, Series A, 3.80%,
	12/01/08 (a)	$2,635	$2,659,005
	Anaheim, California, Union High School District, GO, 3.50%,
	8/01/08 (b)	1,060	1,066,254
	California Infrastructure and Economic Development Bank Revenue
	Bonds (Asian Art Museum Foundation), VRDN, 2.05%, 6/01/34
	(a)(c)	5,760	5,760,000
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 3.125%, 5/01/08 (b)	7,500	7,508,400
	California State Department of Water Resources, Power Supply
	Revenue Refunding Bonds, VRDN, Sub-Series G-4,
	1.90%, 5/01/16 (b)(c)	2,385	2,385,000
	California State, GO, 6.25%, 9/01/08 (d)	2,000	2,038,180
	California State, GO, 6.30%, 9/01/08 (a)	15,000	15,289,200
	California State, GO, 5.50%, 4/01/09 (a)	3,000	3,112,860
	California State, GO, Refunding, 5.50%, 2/01/10 (a)	3,000	3,163,560
	California State Public Works Board, Energy Efficiency Revenue
	Bonds, Series A, 5.625%, 10/01/08 (e)	2,100	2,105,754
	California Transit Finance Authority Revenue Bonds, VRDN, 1.95%,
	10/01/27 (b)(c)	1,895	1,895,000
	Castaic Lake Water Agency, California, COP, Refunding (Water
	System Improvement Project), Series A, 7.25%, 8/01/10 (a)	2,600	2,862,340
	Chula Vista, California, COP, 4%, 8/01/08 (a)	1,000	1,006,010
	Clovis, California, Unified School District, Capital Appreciation,
	GO, Series B, 5.70%, 8/01/08 (d)(f)(g)	5,500	5,463,040
	East Bay Municipal Utility District, California, Water System
	Revenue Refunding Bonds, VRDN, Sub-Series A, 1.90%,
	6/01/25 (b)(c)	2,590	2,590,000
	El Paso de Robles, California, Capital Appreciation, GO, Series A,
	3.83%, 8/01/09 (d)(f)(g)	1,855	1,790,947
	Long Beach, California, Bond Finance Authority, Tax Allocation
	Revenue Bonds (North Long Beach Redevelopment Projects), Series
	A, 3.50%, 8/01/08 (e)	1,245	1,249,009
	Los Angeles, California, Unified School District, COP
	(Multiple Properties Project), Series B, 3%, 10/01/08 (b)(g)	2,660	2,672,768
	Los Angeles County, California, Capital Asset Leasing Corporation,
	Leasehold Revenue Refunding Bonds, 6%, 12/01/08 (e)	8,090	8,275,180

Portfolio Abbreviations

To simplify the listings of BlackRock California Insured Municipal 2008 Term Trust Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

COP	Certificates of Participation
GO	General Obligation Bonds
VRDN	Variable Rate Demand Notes

BlackRock California Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Los Angeles County, California, Metropolitan Transportation
Authority, Revenue Refunding Bonds (Special Assessment District
A1), Series A, 3.75%, 9/01/08 (e)	$4,405	$4,434,513
M-S-R Public Power Agency, California, Subordinate Lien Revenue
Refunding Bonds (San Juan Project), VRDN, Series E,
5%, 7/01/22 (a)(c)	450	450,000
Mount Diablo, California, Unified School District, GO, 3.50%,
8/01/08 (b)	1,000	1,005,900
Orange County, California, Local Transportation Authority, Sales
Tax Revenue Bonds, First Senior, 6%, 2/15/09 (a)	1,000	1,036,200
Pasadena, California, Unified School District, GO (Election of
1997), Series C, 3.50%, 11/01/08 (b)(g)	2,495	2,519,576
Pittsburg, California, Redevelopment Agency, Subordinate Tax
Allocation Bonds (Los Medanos Community Development Project),
VRDN, Series A, 5%, 9/01/35 (c)(e)	1,250	1,250,000
Sacramento, California, City Financing Authority Revenue Bonds
(City Hall and Redevelopment Projects), Series A, 3.50%,
12/01/08 (b)	3,345	3,383,802
Sacramento, California, Municipal Utility District, Electric Revenue
Refunding Bonds, Series C, 5.75%, 11/15/08 (d)(g)	3,750	3,804,112
Sacramento, California, Municipal Utility District, Electric Revenue
Refunding Bonds, Series C, 5.75%, 11/15/09 (a)(g)	2,950	3,097,323
San Bernardino County, California, Transportation Authority, Sales
Tax Revenue Bonds, Series A, 6%, 3/01/10 (d)(g)	2,645	2,778,440
San Diego County, California, COP, Refunding, 5.625%,
9/01/12 (e)	11,000	11,567,490
San Diego County, California, Regional Transportation Commission,
Sales Tax Revenue Bonds, Series A, 6%,
4/01/08 (a)(g)	4,030	4,030,000
San Diego County, California, Regional Transportation Commission,
Sales Tax Revenue Bonds, Series A, 6%,
4/01/08 (d)(g)	1,285	1,285,000
San Mateo County, California, Community College District, GO
(Election of 2001), Series A, 3.30%, 9/01/08 (d)	1,000	1,006,180
Santa Ana, California, Unified School District, GO (Election of
1999), Series B, 3.64%, 8/01/08 (d)(f)	1,000	992,430
Stanislaus, California, Waste-to-Energy Financing Agency, Solid
Waste Facility Revenue Refunding Bonds (Ogden Martin System Inc.
Project), VRDN, 2.65%, 1/01/10 (a)(c)	3,875	3,875,000
Watereuse Finance Authority, California, Revenue Bonds, VRDN,
1.90%, 5/01/28 (b)(c)	2,185	2,185,000
		121,593,473

BlackRock California Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 9.9%	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
	DD, 5%, 7/01/09 (b)	$5,280	$5,391,355
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
	DD, 5%, 7/01/10 (b)	6,000	6,120,840
	Puerto Rico Municipal Finance Agency, GO, Series A, 5.625%,
	8/01/10 (b)	4,000	4,182,280
			15,694,475
	Total Municipal Bonds (Cost - $134,455,615) - 86.3%		137,287,948
	Short-Term Securities
	Freddie Mac, 2.42%, 11/10/08	21,257	20,943,613
	Total Short-Term Securities (Cost - $20,943,613) - 13.2%		20,943,613
	Total Investments (Cost - $155,399,228*) - 99.5%		158,231,561
	Other Assets Less Liabilities - 0.5%		843,231
	Net Assets - 100.0%		$159,074,792

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$155,415,377
Gross unrealized appreciation	$2,833,232
Gross unrealized depreciation	(899)
Net unrealized appreciation	$2,832,333

(a)	MBIA Insured.
(b)	FSA Insured.
(c)	Variable rate security. Rate shown is interest rate as of report date.
(d)	FGIC Insured.
(e)	AMBAC Insured.
(f)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.

BlackRock California Insured Municipal 2008 Term Trust Inc.

Effective January 1, 2008, the BlackRock California Insured Municipal 2008 Term Trust Inc. (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$158,231,561
Level 3	0
Total	$158,231,561

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock California Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock California Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock California Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock California Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008